Vanguard U.S. Multifactor Fund

Schedule of Investments (unaudited)
As of August 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (17.8%)
	Walmart Inc.	2,817	322
	Target Corp.	2,984	319
	Starbucks Corp.	3,107	300
	eBay Inc.	6,399	258
	Estee Lauder Cos. Inc. Class A	1,168	231
*	Lululemon Athletica Inc.	922	170
	Darden Restaurants Inc.	1,340	162
*	Deckers Outdoor Corp.	891	131
*	Helen of Troy Ltd.	821	126
	Brinker International Inc.	2,845	108
	Dollar General Corp.	688	107
	La-Z-Boy Inc.	3,296	105
*	Stoneridge Inc.	3,165	97
	NIKE Inc. Class B	1,125	95
	Comcast Corp. Class A	1,886	84
	Costco Wholesale Corp.	263	78
*	Ulta Beauty Inc.	324	77
	Tractor Supply Co.	723	74
	Acushnet Holdings Corp.	2,804	73
*	Skechers U.S.A. Inc. Class A	2,131	67
	Williams-Sonoma Inc.	1,011	67
	Nexstar Media Group Inc. Class A	664	66
*	Discovery Communications Inc. Class A	2,358	65
*	AutoZone Inc.	58	64
*	Regis Corp.	3,729	60
*	Henry Schein Inc.	957	59
	Whirlpool Corp.	422	59
*	Altice USA Inc. Class A	1,972	57
*	Zumiez Inc.	2,186	57
*	Sally Beauty Holdings Inc.	4,616	56
	Gentex Corp.	2,058	55
	Ralph Lauren Corp. Class A	617	55
	Sonic Automotive Inc. Class A	1,973	53
	Cracker Barrel Old Country Store Inc.	313	52
	Dine Brands Global Inc.	724	51
	Lear Corp.	453	51
*	DISH Network Corp. Class A	1,496	50
	Winnebago Industries Inc.	1,543	49
	Meredith Corp.	1,110	49
*	Meritage Homes Corp.	724	47
	Aaron's Inc.	736	47
	Group 1 Automotive Inc.	621	46
	Standard Motor Products Inc.	1,037	46
	VF Corp.	552	45
*	Malibu Boats Inc. Class A	1,594	44
	Johnson Outdoors Inc. Class A	784	44
	National Presto Industries Inc.	507	43
	Expedia Group Inc.	322	42
*	Adtalem Global Education Inc.	940	40

Garmin Ltd.	469	38
Foot Locker Inc.	1,039	38
Autoliv Inc.	548	38
Cooper Tire & Rubber Co.	1,594	37
* Fox Factory Holding Corp.	505	36
* 1-800-Flowers.com Inc. Class A	2,463	36
* American Axle & Manufacturing Holdings Inc.	5,560	35
* Career Education Corp.	1,710	35
* K12 Inc.	1,233	33
Scholastic Corp.	923	32
Ethan Allen Interiors Inc.	1,844	32
* Gentherm Inc.	825	30
Sinclair Broadcast Group Inc. Class A	679	30
National CineMedia Inc.	3,622	30
Dick's Sporting Goods Inc.	855	29
* Urban Outfitters Inc.	1,230	29
* Rent-A-Center Inc.	1,059	27
* Meritor Inc.	1,550	26
Shoe Carnival Inc.	837	26
LCI Industries	303	26
Tilly's Inc. Class A	2,396	26
Abercrombie & Fitch Co.	1,724	25
New York Times Co. Class A	849	25
* Murphy USA Inc.	266	24
* Habit Restaurants Inc. Class A	2,670	23
Chico's FAS Inc.	7,410	23
BorgWarner Inc.	703	23
* MarineMax Inc.	1,571	23
* Dorman Products Inc.	309	22
* Genesco Inc.	612	22
Macy's Inc.	1,471	22
* Tempur Sealy International Inc.	279	22
* Qurate Retail Group Inc. QVC Group Class A	2,005	21
John Wiley & Sons Inc. Class A	466	21
* MSG Networks Inc.	1,235	20
Bed Bath & Beyond Inc.	2,037	20
* Crocs Inc.	784	18
Movado Group Inc.	792	17
Cable One Inc.	13	17
* American Public Education Inc.	667	16
* Sleep Number Corp.	367	15
Jack in the Box Inc.	178	15
Yum China Holdings Inc.	326	15
Graham Holdings Co. Class B	21	15
* Hudson Ltd. Class A	1,360	15
Omnicom Group Inc.	190	14
TEGNA Inc.	995	14
AMC Entertainment Holdings Inc. Class A	1,264	14
* Gray Television Inc.	838	13
* AMC Networks Inc. Class A	246	12
Genuine Parts Co.	132	12
Dana Inc.	846	11
Steven Madden Ltd.	312	10
Inter Parfums Inc.	150	10
* Vera Bradley Inc.	856	9
GameStop Corp. Class A	1,872	7

Best Buy Co. Inc.	114	7
		5,784
Consumer Staples (4.8%)
Procter & Gamble Co.	2,621	315
Walgreens Boots Alliance Inc.	4,081	209
John B Sanfilippo & Son Inc.	1,502	139
Sysco Corp.	1,848	137
General Mills Inc.	2,083	112
Weis Markets Inc.	2,768	106
Coca-Cola European Partners plc	1,699	96
Tootsie Roll Industries Inc.	1,557	57
Casey's General Stores Inc.	332	56
* Boston Beer Co. Inc. Class A	126	55
* USANA Health Sciences Inc.	748	51
* US Foods Holding Corp.	1,197	48
Core-Mark Holding Co. Inc.	1,407	45
Kroger Co.	1,771	42
Coca-Cola Consolidated Inc.	89	30
Universal Corp.	377	19
* Performance Food Group Co.	355	17
Ingredion Inc.	192	15
J&J Snack Foods Corp.	76	15
Hormel Foods Corp.	293	12
		1,576
Energy (3.5%)
ConocoPhillips	5,183	270
Chevron Corp.	792	93
Arch Coal Inc. Class A	1,049	80
* Matrix Service Co.	3,875	77
* ProPetro Holding Corp.	5,981	64
World Fuel Services Corp.	1,614	62
Kinder Morgan Inc.	2,700	55
Warrior Met Coal Inc.	2,499	52
CVR Energy Inc.	1,261	50
Falcon Minerals Corp.	7,264	43
* Talos Energy Inc.	2,125	40
* Select Energy Services Inc. Class A	4,756	39
Occidental Petroleum Corp.	858	37
Liberty Oilfield Services Inc. Class A	3,150	34
Solaris Oilfield Infrastructure Inc. Class A	2,085	29
* Southwestern Energy Co.	15,221	24
* Renewable Energy Group Inc.	1,241	15
Mammoth Energy Services Inc.	3,837	14
* CONSOL Energy Inc.	833	14
* W&T Offshore Inc.	2,669	12
Delek US Holdings Inc.	337	11
* Cactus Inc. Class A	388	10
* REX American Resources Corp.	99	7
		1,132
Financial Services (22.5%)
JPMorgan Chase & Co.	2,768	304
Bank of America Corp.	9,441	260
* PayPal Holdings Inc.	2,294	250
American Express Co.	2,027	244
Aon plc	1,103	215
Wells Fargo & Co.	4,517	210

Citigroup Inc.	3,194	206
S&P Global Inc.	776	202
Aflac Inc.	3,971	199
MetLife Inc.	4,104	182
Mastercard Inc. Class A	444	125
Hanover Insurance Group Inc.	879	117
Progressive Corp.	1,531	116
Primerica Inc.	958	114
First BanCorp	11,841	113
Allstate Corp.	990	101
Synchrony Financial	3,064	98
Erie Indemnity Co. Class A	444	97
CIT Group Inc.	2,030	86
Cincinnati Financial Corp.	760	86
Discover Financial Services	1,055	84
NBT Bancorp Inc.	2,400	84
Central Pacific Financial Corp.	2,890	80
Zions Bancorp NA	1,947	80
M&T Bank Corp.	510	75
MSCI Inc. Class A	296	69
Santander Consumer USA Holdings Inc.	2,605	68
Ameriprise Financial Inc.	519	67
Trustmark Corp.	2,035	67
Radian Group Inc.	2,931	66
FirstCash Inc.	658	65
International Bancshares Corp.	1,814	65
AXA Equitable Holdings Inc.	3,074	64
Visa Inc. Class A	342	62
* Arch Capital Group Ltd.	1,563	62
* Essent Group Ltd.	1,260	61
Ally Financial Inc.	1,907	60
iStar Inc.	4,625	59
Sterling Bancorp	3,013	58
Great Western Bancorp Inc.	1,910	57
Travelers Cos. Inc.	378	56
Commerce Bancshares Inc.	960	55
Hanmi Financial Corp.	3,040	54
Regions Financial Corp.	3,709	54
Virtus Investment Partners Inc.	495	53
Piper Jaffray Cos.	718	52
Flagstar Bancorp Inc.	1,395	51
Univest Financial Corp.	2,000	51
Fulton Financial Corp.	3,152	50
* HomeStreet Inc.	1,821	48
Dime Community Bancshares Inc.	2,420	48
* Credit Acceptance Corp.	106	48
Hope Bancorp Inc.	3,542	48
Voya Financial Inc.	958	47
South State Corp.	634	47
Nelnet Inc. Class A	692	46
Oppenheimer Holdings Inc. Class A	1,634	45
Stifel Financial Corp.	840	45
MarketAxess Holdings Inc.	112	45
Meridian Bancorp Inc.	2,534	44
* Euronet Worldwide Inc.	283	43
United Community Banks Inc.	1,627	43
* Fair Isaac Corp.	120	42

* Everi Holdings Inc.	4,720	42
* Globe Life Inc.	472	42
Huntington Bancshares Inc.	3,154	42
S&T Bancorp Inc.	1,210	41
Washington Federal Inc.	1,157	41
Popular Inc.	783	41
* Axos Financial Inc.	1,550	40
Carolina Financial Corp.	1,157	40
Northern Trust Corp.	449	40
T. Rowe Price Group Inc.	348	39
KeyCorp	2,292	38
Federal Agricultural Mortgage Corp.	461	38
BancFirst Corp.	696	37
Reinsurance Group of America Inc. Class A	241	37
* Ambac Financial Group Inc.	1,876	34
Eagle Bancorp Inc.	829	34
Principal Financial Group Inc.	628	33
Federated Investors Inc. Class B	968	31
LPL Financial Holdings Inc.	401	30
Assured Guaranty Ltd.	700	30
First Citizens BancShares Inc. Class A	64	28
Willis Towers Watson plc	141	28
Citizens Financial Group Inc.	825	28
EVERTEC Inc.	794	28
BankUnited Inc.	865	28
Lincoln National Corp.	490	26
* Third Point Reinsurance Ltd.	2,707	26
FactSet Research Systems Inc.	91	25
First Hawaiian Inc.	935	24
Comerica Inc.	385	24
Hilltop Holdings Inc.	944	22
Franklin Resources Inc.	836	22
Evercore Inc. Class A	269	21
Brightsphere Investment Group Inc.	2,332	21
First Bancorp	598	21
Lakeland Financial Corp.	467	20
National Western Life Group Inc. Class A	75	19
Boston Private Financial Holdings Inc.	1,814	19
Southside Bancshares Inc.	584	19
CoreCivic Inc.	1,130	19
Moody's Corp.	88	19
Cohen & Steers Inc.	341	18
GEO Group Inc.	1,024	18
Bank of Hawaii Corp.	207	17
OFG Bancorp	798	16
Tompkins Financial Corp.	189	15
E*TRADE Financial Corp.	344	14
Loews Corp.	292	14
New York Community Bancorp Inc.	1,202	14
HCI Group Inc.	353	14
Cathay General Bancorp	410	14
Investors Bancorp Inc.	1,217	14
Preferred Bank	270	14
Bryn Mawr Bank Corp.	394	13
* Marcus & Millichap Inc.	352	13
Raymond James Financial Inc.	157	12
Bank of NT Butterfield & Son Ltd.	430	12

* Athene Holding Ltd. Class A	281	11
Affiliated Managers Group Inc.	138	11
Unum Group	353	9
Safety Insurance Group Inc.	87	8
Provident Financial Services Inc.	346	8
Waddell & Reed Financial Inc. Class A	501	8
1st Source Corp.	181	8
		7,325
Health Care (7.7%)
HCA Healthcare Inc.	2,466	296
Merck & Co. Inc.	3,270	283
Pfizer Inc.	6,300	224
Gilead Sciences Inc.	2,700	172
Danaher Corp.	1,155	164
* Medpace Holdings Inc.	2,009	163
Johnson & Johnson	1,135	146
* Edwards Lifesciences Corp.	525	116
* Veeva Systems Inc. Class A	634	102
* Biogen Inc.	429	94
McKesson Corp.	445	62
Bruker Corp.	1,286	55
* NextGen Healthcare Inc.	3,686	52
* Masimo Corp.	316	48
Patterson Cos. Inc.	2,850	48
* Arena Pharmaceuticals Inc.	900	48
* Jazz Pharmaceuticals plc	357	46
* Lantheus Holdings Inc.	1,978	43
* BioSpecifics Technologies Corp.	767	42
* Molina Healthcare Inc.	314	41
Abbott Laboratories	444	38
* Premier Inc. Class A	934	33
STERIS plc	190	29
* Glaukos Corp.	388	25
Atrion Corp.	31	24
* Horizon Therapeutics plc	620	17
Meridian Bioscience Inc.	1,701	16
* Omnicell Inc.	200	14
* Amphastar Pharmaceuticals Inc.	626	14
* ANI Pharmaceuticals Inc.	206	13
* Integer Holdings Corp.	184	13
* HMS Holdings Corp.	336	12
Cardinal Health Inc.	246	11
* PDL BioPharma Inc.	3,794	9
Hill-Rom Holdings Inc.	81	9
		2,522
Materials & Processing (5.6%)
Sonoco Products Co.	2,261	129
Air Products & Chemicals Inc.	558	126
Apogee Enterprises Inc.	2,633	97
Ball Corp.	1,057	85
Belden Inc.	1,383	63
Huntsman Corp.	2,978	59
Reliance Steel & Aluminum Co.	596	58
Universal Forest Products Inc.	1,477	58
Ingersoll-Rand plc	476	58
* Crown Holdings Inc.	850	56

Armstrong World Industries Inc.	584	56
* Builders FirstSource Inc.	2,844	55
Scotts Miracle-Gro Co.	454	48
* Rexnord Corp.	1,773	47
DMC Global Inc.	1,028	45
Materion Corp.	736	43
* BMC Stock Holdings Inc.	1,667	42
Quanex Building Products Corp.	2,298	40
Carpenter Technology Corp.	809	39
Acuity Brands Inc.	288	36
FMC Corp.	393	34
Louisiana-Pacific Corp.	1,377	33
Timken Co.	823	33
Simpson Manufacturing Co. Inc.	508	33
Innospec Inc.	386	32
* Continental Building Products Inc.	1,236	31
Silgan Holdings Inc.	1,029	31
Boise Cascade Co.	954	30
Schnitzer Steel Industries Inc.	1,345	30
Nucor Corp.	602	30
* AdvanSix Inc.	1,211	27
Stepan Co.	255	24
* Verso Corp.	2,298	24
AAON Inc.	424	20
Sealed Air Corp.	487	20
Cleveland-Cliffs Inc.	2,279	18
Domtar Corp.	525	17
Quaker Chemical Corp.	99	16
* Gibraltar Industries Inc.	369	15
Kronos Worldwide Inc.	1,306	14
Owens-Illinois Inc.	1,248	13
Steel Dynamics Inc.	456	12
Advanced Drainage Systems Inc.	392	12
Schweitzer-Mauduit International Inc.	364	12
Comfort Systems USA Inc.	191	7
		1,808
Other (0.4%)
* Yandex NV Class A	1,649	61
* Check Point Software Technologies Ltd.	462	50
Credicorp Ltd.	130	27
		138
Producer Durables (18.4%)
Southwest Airlines Co.	6,007	314
Johnson Controls International plc	5,376	229
Delta Air Lines Inc.	3,820	221
Accenture plc Class A	985	195
* FTI Consulting Inc.	1,785	193
Honeywell International Inc.	1,015	167
Eaton Corp. plc	1,922	155
Norfolk Southern Corp.	712	124
Oshkosh Corp.	1,748	123
HEICO Corp.	784	113
* Zebra Technologies Corp.	526	108
Kennametal Inc.	3,102	93
* TriNet Group Inc.	1,344	90
Illinois Tool Works Inc.	597	89

Dover Corp.	906	85
Kaman Corp.	1,454	85
MSC Industrial Direct Co. Inc. Class A	1,248	84
Snap-on Inc.	561	83
CSX Corp.	1,173	79
* Great Lakes Dredge & Dock Corp.	7,133	77
Allison Transmission Holdings Inc.	1,579	70
* JetBlue Airways Corp.	3,981	69
CSW Industrials Inc.	1,001	68
Jacobs Engineering Group Inc.	766	68
Quanta Services Inc.	2,003	68
Cummins Inc.	449	67
Marten Transport Ltd.	3,353	66
Schneider National Inc. Class B	3,374	66
ManpowerGroup Inc.	780	64
Korn Ferry	1,599	62
Spirit AeroSystems Holdings Inc. Class A	757	61
* Keysight Technologies Inc.	626	61
* TrueBlue Inc.	3,087	60
AGCO Corp.	858	59
* Atkore International Group Inc.	1,894	55
Arconic Inc.	2,113	55
* Astronics Corp.	1,955	54
Encore Wire Corp.	992	54
Xerox Holdings Corp.	1,813	53
* Hub Group Inc. Class A	1,213	52
Moog Inc. Class A	634	52
ITT Inc.	891	51
Federal Signal Corp.	1,674	50
PACCAR Inc.	747	49
McGrath RentCorp	742	47
Knoll Inc.	2,058	47
IDEX Corp.	284	47
* MasTec Inc.	719	45
Resources Connection Inc.	2,727	45
Waste Management Inc.	378	45
Steelcase Inc. Class A	2,895	45
MAXIMUS Inc.	582	45
EnPro Industries Inc.	708	44
* Gardner Denver Holdings Inc.	1,527	44
Heartland Express Inc.	2,106	43
HNI Corp.	1,379	43
Columbus McKinnon Corp.	1,290	42
Barrett Business Services Inc.	472	41
* TopBuild Corp.	436	40
* Casella Waste Systems Inc. Class A	855	39
Alaska Air Group Inc.	645	39
* Allegheny Technologies Inc.	1,902	38
Forward Air Corp.	596	37
Badger Meter Inc.	703	36
Albany International Corp. Class A	438	36
Hubbell Inc. Class B	270	35
Carlisle Cos. Inc.	244	35
* Target Hospitality Corp.	5,739	35
Watts Water Technologies Inc. Class A	380	35
* United Airlines Holdings Inc.	404	34
Kforce Inc.	1,003	33

Tetra Tech Inc.	401	33
* Blue Bird Corp.	1,767	32
Mesa Laboratories Inc.	144	32
* TriMas Corp.	1,071	31
Regal Beloit Corp.	431	31
* Modine Manufacturing Co.	2,946	30
John Bean Technologies Corp.	293	30
Herman Miller Inc.	702	30
Kelly Services Inc. Class A	1,085	26
Werner Enterprises Inc.	789	26
* WESCO International Inc.	570	26
* MYR Group Inc.	896	26
* Navistar International Corp.	1,054	24
Parker-Hannifin Corp.	137	23
* Sykes Enterprises Inc.	753	22
ESCO Technologies Inc.	286	22
MSA Safety Inc.	202	21
Insperity Inc.	202	20
* Vishay Precision Group Inc.	632	20
Wabash National Corp.	1,433	20
Franklin Electric Co. Inc.	425	19
Graco Inc.	405	18
* Echo Global Logistics Inc.	895	18
* OSI Systems Inc.	164	17
Alamo Group Inc.	146	17
nVent Electric plc	787	16
Ennis Inc.	778	16
ABM Industries Inc.	403	15
Brady Corp. Class A	305	14
Robert Half International Inc.	266	14
ACCO Brands Corp.	1,486	14
Heidrick & Struggles International Inc.	473	13
Systemax Inc.	485	10
Crane Co.	124	9
		5,971
Technology (15.1%)
Intel Corp.	6,087	289
QUALCOMM Inc.	3,053	237
Intuit Inc.	761	219
NXP Semiconductors NV	1,975	202
Cisco Systems Inc.	4,276	200
* Facebook Inc. Class A	1,018	189
* Micron Technology Inc.	3,858	175
Lam Research Corp.	782	165
* Fabrinet	2,923	148
* Paycom Software Inc.	572	143
* Qorvo Inc.	1,783	127
TE Connectivity Ltd.	1,327	121
Oracle Corp.	2,315	121
Jabil Inc.	4,110	118
International Business Machines Corp.	824	112
* Akamai Technologies Inc.	1,245	111
* Diodes Inc.	2,787	102
Texas Instruments Inc.	819	101
* Insight Enterprises Inc.	1,964	94
* F5 Networks Inc.	688	89
* Fortinet Inc.	1,112	88

Xilinx Inc.	778	81
* Atlassian Corp. plc Class A	584	79
Teradyne Inc.	1,409	75
* SPS Commerce Inc.	1,440	73
* Cirrus Logic Inc.	1,264	68
* Perficient Inc.	1,830	67
* ON Semiconductor Corp.	3,686	66
VMware Inc. Class A	461	65
Match Group Inc.	746	63
Seagate Technology plc	1,252	63
CDW Corp.	530	61
PC Connection Inc.	1,617	57
Xperi Corp.	2,919	54
* NCR Corp.	1,443	45
Corning Inc.	1,623	45
* Stratasys Ltd.	1,861	44
Hewlett Packard Enterprise Co.	3,206	44
Avnet Inc.	1,008	42
* Alarm.com Holdings Inc.	887	42
AVX Corp.	3,001	41
Vishay Intertechnology Inc.	2,536	40
L3Harris Technologies Inc.	188	40
* Nanometrics Inc.	1,408	38
Ubiquiti Inc.	331	37
* Ciena Corp.	886	36
* Lattice Semiconductor Corp.	1,740	34
* Photronics Inc.	3,171	34
* Amkor Technology Inc.	3,787	33
* Tech Data Corp.	357	33
NIC Inc.	1,382	29
* ScanSource Inc.	933	26
Motorola Solutions Inc.	139	25
* Sanmina Corp.	735	21
Juniper Networks Inc.	909	21
* Manhattan Associates Inc.	254	21
* FormFactor Inc.	1,207	21
* Cadence Design Systems Inc.	276	19
* IAC/InterActiveCorp	68	17
* Knowles Corp.	838	17
* Flex Ltd.	1,460	14
* Unisys Corp.	1,998	13
* Tucows Inc. Class A	181	9
Skyworks Solutions Inc.	103	8
* Calix Inc.	1,086	7
DXC Technology Co.	143	5
		4,924
Utilities (3.7%)
Verizon Communications Inc.	3,490	203
AT&T Inc.	4,999	176
Hawaiian Electric Industries Inc.	3,074	137
Portland General Electric Co.	1,992	113
Exelon Corp.	2,041	96
Southern Co.	1,520	89
* United States Cellular Corp.	1,934	70
American Electric Power Co. Inc.	704	64
WEC Energy Group Inc.	585	56
NorthWestern Corp.	730	53

Ameren Corp.		604	47
Black Hills Corp.		384	29
j2 Global Inc.		281	24
Telephone & Data Systems Inc.		712	18
Eversource Energy		200	16
			1,191
Total Common Stocks (Cost $32,340)			32,371
	Coupon
Temporary Cash Investment (1.7%)1
Money Market Fund (1.7%)
2 Vanguard Market Liquidity Fund (Cost $534)	2.249%	5,337	534

Total Investments (101.2%) (Cost $32,874)			32,905
Other Assets and Liabilities-Net (-1.2%)3			(377)
Net Assets (100%)			32,528

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Cash of $19,000 has been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2019	2	149	2

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity
Fund are valued at that fund's net asset value.

B Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin

U.S. Multifactor Fund

representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset
(liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At August 31, 2019, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.